                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                              Financial Statements

                          Year ended December 31, 2000

                  (With Independent Auditors' Report Thereon)

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               Table of Contents

                               December 31, 2000

                                                                            Page
                                                                            ----
Independent Auditors' Report...............................................  F-1
Statements of Assets and Liabilities.......................................  F-2
Statements of Operations...................................................  F-7
Statements of Changes in Net Assets........................................ F-12

Notes to Financial Statements.............................................. F-30

                         Independent Auditors' Report

Contractholders
GE Capital Life Separate Account II
and
The Board of Directors
GE Capital Life Assurance Company of New York:

  We have audited the accompanying statements of assets and liabilities of GE Capital Life Separate Account II (the Account) (comprising the GE Investments Funds, Inc.--S&P 500 Index, Money Market, Total Return, International Equity, Real Estate Securities, Global Income, Mid-Cap Value Equity, Income, U.S. Equity, and Premier Growth Equity Funds; the Variable Insurance Products Fund--Equity-Income, Growth, and Overseas Portfolios; the Variable Insurance Products Fund II--Asset Manager and Contrafund Portfolios; the Variable Insurance Products Fund III--Growth & Income and Growth Opportunities Portfolios; the Oppenheimer Variable Account Funds--High Income, Bond, Aggressive Growth, Capital Appreciation, and Multiple Strategies Funds/VA; the Federated Insurance Series--American Leaders, High Income Bond, and Utility Funds II; the Janus Aspen Series--Balanced, Aggressive Growth, Growth, Worldwide Growth, Flexible Income, International Growth, and Capital Appreciation Portfolios; the Alger American Fund--Small Capitalization and LargeCap Growth Portfolios; the PBHG Insurance Series Fund, Inc.--PBHG Large Cap Growth and PBHG Growth II Portfolios; the Goldman Sachs Variable Insurance Trust--Growth and Income and Mid Cap Value Funds; and the Salomon Brothers Variable Series Fund Inc.--Strategic Bond, Investors, and Total Return Funds) as of December 31, 2000 and the related statements of operations for the aforementioned funds of GE Capital Life Separate Account II for the year or lesser period then ended and the related statements of changes in net assets for the aforementioned funds of GE Capital Life Separate Account II for each of the years or lesser periods in the two-year period ended December 31, 2000. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting GE Capital Life Separate Account II as of December 31, 2000 and the results of their operations for the year or lesser period then ended and changes in their net assets for each of the years or lesser periods in the two-year period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Richmond, Virginia
February 16, 2001

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                      Statements of Assets and Liabilities

                               December 31, 2000

                                                          GE Investments Funds, Inc.
                         ---------------------------------------------------------------------------------------------
                                                                       Real            Mid-Cap                 Premier
                                      Money    Total  International   Estate   Global   Value           U.S.   Growth
                          S&P 500    Market   Return     Equity     Securities Income  Equity  Income  Equity  Equity
                         Index Fund   Fund     Fund       Fund         Fund     Fund    Fund    Fund    Fund    Fund
                         ---------- --------- ------- ------------- ---------- ------- ------- ------- ------- -------
Assets
Investments in GE
 Investments Funds,
 Inc., at fair value
 (note 2):
 S&P 500 Index Fund
  (252,319 shares,
  cost -- $6,840,075)..  $6,234,811       --      --         --          --        --      --      --      --      --
 Money Market Fund
  (4,063,724 shares,
  cost -- $4,063,724)..         --  4,063,724     --         --          --        --      --      --      --      --
 Total Return Fund
  (24,843 shares,
  cost --  $395,718)...         --        --  385,313        --          --        --      --      --      --      --
 International Equity
  Fund (14,968 shares,
  cost --   $190,581)..         --        --      --     158,808         --        --      --      --      --      --
 Real Estate Securities
  Fund (5,168 shares,
  cost -- $68,273).....         --        --      --         --       71,424       --      --      --      --      --
 Global Income Fund
  (12,742 shares,
  cost -- $120,853)....         --        --      --         --          --    121,173     --      --      --      --
 Mid-Cap Value Equity
  Fund (23,485 shares,
  cost -- $367,942)....         --        --      --         --          --        --  383,036     --      --      --
 Income Fund (31,250
  shares,
  cost -- $374,636)....         --        --      --         --          --        --      --  374,693     --      --
 U.S. Equity Fund
  (19,183 shares,
  cost -- $714,458)....         --        --      --         --          --        --      --      --  682,146     --
 Premier Growth Equity
  Fund (3,491 shares,
  cost -- $291,403)....         --        --      --         --          --        --      --      --      --  274,695
 Receivable from
  affiliate (note 3)...         --      4,312     --         --          --        --      --      --      --      --
 Receivable for units
  sold.................      10,103   396,274     --         --        4,055       --      433     --      --      --
                         ---------- --------- -------    -------      ------   ------- ------- ------- ------- -------
 Total assets..........   6,244,914 4,464,310 385,313    158,808      75,479   121,173 383,469 374,693 682,146 274,695
                         ---------- --------- -------    -------      ------   ------- ------- ------- ------- -------
Liabilities
Accrued expenses
 payable to affiliate
 (note 3)..............       2,821     1,404     173         74          29        58     171     174     304      73
                         ---------- --------- -------    -------      ------   ------- ------- ------- ------- -------
 Total liabilities.....       2,821     1,404     173         74          29        58     171     174     304      73
                         ---------- --------- -------    -------      ------   ------- ------- ------- ------- -------
Net assets attributable
 to variable deferred
 annuity
 contractholders.......  $6,242,093 4,462,906 385,140    158,734      75,450   121,115 383,298 374,519 681,842 274,622
                         ========== ========= =======    =======      ======   ======= ======= ======= ======= =======
Outstanding units......     548,997   404,982  32,122     15,089       6,527    12,577  31,995  34,234  55,479  28,080
                         ========== ========= =======    =======      ======   ======= ======= ======= ======= =======
Net asset value per
 unit..................  $    11.37     11.02   11.99      10.52       11.56      9.63   11.98   10.94   12.29    9.78
                         ========== ========= =======    =======      ======   ======= ======= ======= ======= =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2000

                                Variable Insurance        Variable Insurance    Variable Insurance
                                  Products Fund            Products Fund II      Products Fund III
                          ------------------------------ -------------------- -----------------------
                           Equity-                         Asset              Growth &     Growth
                            Income    Growth   Overseas   Manager  Contrafund  Income   Opportunities
                          Portfolio  Portfolio Portfolio Portfolio Portfolio  Portfolio   Portfolio
                          ---------- --------- --------- --------- ---------- --------- -------------
Assets
Investments in Variable
 Insurance Products
 Fund, at fair value
 (note 2):
 Equity-Income Portfolio
  (43,116 shares,
  cost --  $1,057,856)..  $1,100,331       --       --        --         --        --          --
 Growth Portfolio
  (52,080 shares, cost
  --  $2,573,573).......         --  2,273,283      --        --         --        --          --
 Overseas Portfolio
  (22,377 shares, cost
  --  $517,717).........         --        --   447,311       --         --        --          --
Investments in Variable
 Insurance Products Fund
 II, at fair value (note
 2):
 Asset Manager Portfolio
  (18,107 shares,
  cost --  $303,290)....         --        --       --    289,716        --        --          --
 Contrafund Portfolio
  (137,841 shares,
  cost --  $3,545,491)..         --        --       --        --   3,272,348       --          --
Investments in Variable
 Insurance Products Fund
 III, at fair value
 (note 2):
 Growth & Income
  Portfolio
  (61,059 shares,
  cost --  $952,557)....         --        --       --        --         --    931,760         --
 Growth Opportunities
  Portfolio
  (42,961 shares,
  cost --  $902,086)....         --        --       --        --         --        --      762,122
Receivable from
 affiliate (note 3).....         --        --       --        --         --        --          --
Recievable for units
 sold...................         --        433    8,653       --      10,242       --          --
                          ---------- ---------  -------   -------  ---------   -------     -------
 Total assets...........   1,100,331 2,273,716  455,964   289,716  3,282,590   931,760     762,122
                          ---------- ---------  -------   -------  ---------   -------     -------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..         477       993      200       138      1,464       386         360
                          ---------- ---------  -------   -------  ---------   -------     -------
 Total liabilities......         477       993      200       138      1,464       386         360
                          ---------- ---------  -------   -------  ---------   -------     -------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $1,099,854 2,272,723  455,764   289,578  3,281,126   931,374     761,762
                          ========== =========  =======   =======  =========   =======     =======
Outstanding units.......      97,160   171,139   42,476    26,838    269,165    83,757      82,621
                          ========== =========  =======   =======  =========   =======     =======
Net asset value per
 unit...................  $    11.32     13.28    10.73     10.79      12.19     11.12        9.22
                          ========== =========  =======   =======  =========   =======     =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2000

                                   Oppenheimer Variable Account Funds            Federated Insurance Series
                          ----------------------------------------------------- ----------------------------
                            High             Aggressive   Capital     Multiple  American    High
                           Income    Bond      Growth   Appreciation Strategies Leaders  Income Bond Utility
                          Fund/VA   Fund/VA   Fund/VA     Fund/VA     Fund/VA   Fund II    Fund II   Fund II
                          -------- --------- ---------- ------------ ---------- -------- ----------- -------
Assets
Investments in
 Oppenheimer Variable
 Accounts Fund, at fair
 value (note 2):
 High Income Fund/VA
  (43,850 shares,
  cost --  $440,656)....  $406,487       --        --          --         --        --         --        --
 Bond Fund/VA (90,413
  shares, cost --
   $1,003,733)..........       --  1,017,148       --          --         --        --         --        --
 Aggressive Growth
  Fund/VA (22,489
  shares, cost  --
   $2,092,215)..........       --        --  1,591,580         --         --        --         --        --
 Capital Appreciation
  Fund/VA (22,983
  shares, cost --
   $1,146,182)..........       --        --        --    1,071,695        --        --         --        --
 Multiple Strategies
  Fund/VA
  (19,222 shares,
  cost --  $320,976)....       --        --        --          --     318,117       --         --        --
Investments in Federated
 Insurance Series, at
 fair value (note 2):
 American Leaders Fund
  II (39,192 shares,
  cost--  $782,257).....       --        --        --          --         --    804,224        --        --
 High Income Bond Fund
  II (34,629 shares,
  cost--  $333,979).....       --        --        --          --         --        --     292,958       --
 Utility Fund II (39,543
  shares, cost --
   $545,256)............       --        --        --          --         --        --         --    491,918
Receivable for units
 sold...................     8,033       --        975         --         --        --         --        --
                          -------- --------- ---------   ---------    -------   -------    -------   -------
 Total assets...........   414,520 1,017,148 1,592,555   1,071,695    318,117   804,224    292,958   491,918
                          -------- --------- ---------   ---------    -------   -------    -------   -------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..       198       468       684         436        138       333        138       215
                          -------- --------- ---------   ---------    -------   -------    -------   -------
 Total liabilities......       198       468       684         436        138       333        138       215
                          -------- --------- ---------   ---------    -------   -------    -------   -------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $414,322 1,016,680 1,591,871   1,071,259    317,979   803,891    292,820   491,703
                          ======== ========= =========   =========    =======   =======    =======   =======
Outstanding units.......    44,986    98,135   101,978      74,496     27,674    72,357     33,465    49,970
                          ======== ========= =========   =========    =======   =======    =======   =======
Net asset value per
 unit...................  $   9.21     10.36     15.61       14.38      11.49     11.11       8.75      9.84
                          ======== ========= =========   =========    =======   =======    =======   =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2000

                                                        Janus Aspen Series
                          ------------------------------------------------------------------------------
                                     Aggressive           Worldwide Flexible  International   Capital
                           Balanced    Growth    Growth    Growth    Income      Growth     Appreciation
                          Portfolio  Portfolio  Portfolio Portfolio Portfolio   Portfolio    Portfolio
                          ---------- ---------- --------- --------- --------- ------------- ------------
Assets
Investments in Janus
 Aspen Series, at fair
 value (note 2):
 Balanced Portfolio
  (234,120 shares,
  cost --  $6,128,977)..  $5,691,452       --         --        --      --            --           --
 Aggressive Growth
  Portfolio (167,484
  shares, cost --
  $9,042,451)...........         --  6,079,682        --        --      --            --           --
 Growth Portfolio
  (152,145 shares,
  cost -- $4,882,204)...         --        --   4,028,798       --      --            --           --
 Worldwide Growth
  Portfolio (111,618
  shares, cost --
  $5,007,223)...........         --        --         --  4,127,643     --            --           --
 Flexible Income
  Portfolio (8,622
  shares,
  cost -- $99,560)......         --        --         --        --   98,807           --           --
 International Growth
  Portfolio (77,346
  shares, cost --
  $2,946,653)...........         --        --         --        --      --      2,389,993          --
 Capital Appreciation
  Portfolio (227,646
  shares, cost --
  $6,898,054)...........         --        --         --        --      --            --     6,098,633
Receivable for units
 sold...................         --      8,587        --        495     --            --           --
                          ---------- ---------  --------- ---------  ------     ---------    ---------
 Total assets...........   5,691,452 6,088,269  4,028,798 4,128,138  98,807     2,389,993    6,098,633
                          ---------- ---------  --------- ---------  ------     ---------    ---------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..       2,689     3,113      1,852     1,935      51         1,034        2,861
Payable for units
 withdrawn..............         --        --         --        --      --            --             5
                          ---------- ---------  --------- ---------  ------     ---------    ---------
 Total liabilities......       2,689     3,113      1,852     1,935      51         1,034        2,866
                          ---------- ---------  --------- ---------  ------     ---------    ---------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $5,688,763 6,085,156  4,026,946 4,126,203  98,756     2,388,959    6,095,767
                          ========== =========  ========= =========  ======     =========    =========
Outstanding units.......     422,015   352,967    301,644   308,617   9,195       172,488      399,985
                          ========== =========  ========= =========  ======     =========    =========
Net asset value per
 unit...................  $    13.48     17.24      13.35     13.37   10.74         13.85        15.24
                          ========== =========  ========= =========  ======     =========    =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2000

                                                                         Goldman Sachs         Salomon Brothers
                                                     PBHG Insurance         Variable               Variable
                            Alger American Fund     Series Fund, Inc.   Insurance Trust        Series Fund Inc.
                          ------------------------ ------------------- ------------------ --------------------------
                                                     PBHG
                              Small      LargeCap  Large Cap   PBHG    Growth and Mid Cap Strategic           Total
                          Capitalization  Growth    Growth   Growth II   Income    Value    Bond    Investors Return
                            Portfolio    Portfolio Portfolio Portfolio    Fund     Fund     Fund      Fund     Fund
                          -------------- --------- --------- --------- ---------- ------- --------- --------- ------
Assets
Investments in Alger
 American Fund, at fair
 value (note 2):
 Small Capitilization
  Portfolio (38,403
  shares, cost --
   $1,326,312)..........     $902,080          --        --       --        --        --      --        --       --
 LargeCap Growth
  Portfolio (22,831
  shares, cost --
   $1,306,145)..........          --     1,079,199       --       --        --        --      --        --       --
Investments in PBHG
 Insurance Series Fund,
 Inc., at fair value
 (note 2):
 PBHG Large Cap Growth
  Portfolio (46,874
  shares, cost --
   $1,317,347)..........          --           --  1,150,286      --        --        --      --        --       --
 PBHG Growth II
  Portfolio (51,207
  shares, cost --
   $1,292,960)..........          --           --        --   966,790       --        --      --        --       --
Investments in Goldman
 Sachs Variable
 Insurance Trust, at
 fair value (note 2):
 Growth and Income Fund
  (34,395 shares,
  cost -- $368,887).....          --           --        --       --    355,648       --      --        --       --
 Mid Cap Value Fund
  (86,623 shares,
  cost -- $783,337).....          --           --        --       --        --    924,266     --        --       --
Investments in Salomon
 Brothers Variable
 Series Fund Inc., at
 fair value (note 2):
 Strategic Bond Fund
  (789 shares, cost --
   $7,917)..............          --           --        --       --        --        --    7,696       --       --
 Investors Fund (4,884
  shares, cost --
   $66,707).............          --           --        --       --        --        --      --     66,372      --
 Total Return Fund
  (2,907 shares, cost --
   $30,785).............          --           --        --       --        --        --      --        --    31,107
Receivable for units
 sold...................        8,376          --        --       --        --        --      --        --       --
                             --------    --------- ---------  -------   -------   -------   -----    ------   ------
 Total assets...........      910,456    1,079,199 1,150,286  966,790   355,648   924,266   7,696    66,372   31,107
                             --------    --------- ---------  -------   -------   -------   -----    ------   ------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..          448          514       454      422       150       392       3        23       11
                             --------    --------- ---------  -------   -------   -------   -----    ------   ------
 Total liabilities......          448          514       454      422       150       392       3        23       11
                             --------    --------- ---------  -------   -------   -------   -----    ------   ------
Net assets attributable
 to variable deferred
 annuity
 contractholders........     $910,008    1,078,685 1,149,832  966,368   355,498   923,874   7,693    66,349   31,096
                             ========    ========= =========  =======   =======   =======   =====    ======   ======
Outstanding units.......       86,750       87,912    68,280   59,141    38,144    76,039     727     5,580    2,869
                             ========    ========= =========  =======   =======   =======   =====    ======   ======
Net asset value per
 unit...................     $  10.49        12.27     16.84    16.34      9.32     12.15   10.58     11.89    10.84
                             ========    ========= =========  =======   =======   =======   =====    ======   ======

                See accompanying notes to financial statements.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                            Statements of Operations

              Year ended December 31, 2000, except as noted below

                                     GE Investments Funds, Inc.
                         -----------------------------------------------------
                          S&P 500    Money   Total   International Real Estate
                           Index    Market  Return      Equity     Securities
                           Fund      Fund    Fund         Fund        Fund
                         ---------  ------- -------  ------------- -----------
Investment income:
 Income -- Ordinary
  dividends............. $  52,637  175,183   9,459         809       2,515
 Expenses -- Mortality
  and expense risk
  charges and
  administrative ex-
  penses (note 3).......    63,576   40,378   3,100         832         265
                         ---------  ------- -------     -------       -----
Net investment income
 (expense)..............   (10,939) 134,805   6,359         (23)      2,250
                         ---------  ------- -------     -------       -----
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................    16,937      --      164         407         517
 Unrealized appreciation
  (depreciation)........  (735,988)     --  (10,804)    (33,555)      3,393
 Capital gain
  distributions.........   120,420      --   14,338      23,490         263
                         ---------  ------- -------     -------       -----
Net realized and
 unrealized gain (loss)
 on investments.........  (598,631)     --    3,698      (9,658)      4,173
                         ---------  ------- -------     -------       -----
Increase (decrease) in
 net assets from
 operations............. $(609,570) 134,805  10,057      (9,681)      6,423
                         =========  ======= =======     =======       =====

                                GE Investments Funds, Inc. (continued)
                         ------------------------------------------------------
                         Global     Mid-Cap                          Premier
                         Income   Value Equity Income U.S. Equity Growth Equity
                          Fund        Fund      Fund     Fund        Fund-a)
                         -------  ------------ ------ ----------- -------------
Investment income:
 Income -- Ordinary
  dividends............. $   181      3,486    20,267     4,415          226
 Expenses -- Mortality
  and expense risk
  charges and
  administrative ex-
  penses (note 3).......   1,345      3,207     3,330     6,383          677
                         -------    -------    ------  --------      -------
Net investment income
 (expense)..............  (1,164)       279    16,937    (1,968)        (451)
                         -------    -------    ------  --------      -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................  (1,083)   (1,325)     (100)       267          (30)
 Unrealized appreciation
  (depreciation)........   1,374     14,457     6,490  (37,537)      (16,709)
 Capital gain
  distributions.........     --      13,107       --     29,784       10,698
                         -------    -------    ------  --------      -------
Net realized and
 unrealized gain (loss)
 on investments.........     291     26,239     6,390    (7,486)      (6,041)
                         -------    -------    ------  --------      -------
Increase (decrease) in
 net assets from
 operations............. $  (873)    26,518    23,327    (9,454)      (6,492)
                         =======    =======    ======  ========      =======

-a)  Reflects period covering May 12, 2000 to December 31, 2000.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                          Year ended December 31, 2000

                                  Variable Insurance          Variable Insurance
                                     Products Fund             Products Fund II
                             ------------------------------- ---------------------
                              Equity-                          Asset
                              Income     Growth    Overseas   Manager   Contrafund
                             Portfolio  Portfolio  Portfolio Portfolio  Portfolio
                             ---------  ---------  --------- ---------  ----------
Investment income:
 Income -- Ordinary
  dividends................  $ 10,112         895     2,401     4,569       5,316
 Expenses -- Mortality and
  expense risk charges and
  administrative expenses
  (note 3).................    10,551      23,686     5,002     3,159      33,762
                             --------   ---------   -------  --------    --------
Net investment income
 (expense).................      (439)    (22,791)   (2,601)    1,410     (28,446)
                             --------   ---------   -------  --------    --------
Net realized and unrealized
 gain (loss) on
 investments:
 Net realized gain (loss)..   (14,553)        693   (5,598)   (2,237)    (13,974)
 Unrealized appreciation
  (depreciation)...........    44,296   (399,929)   (99,969) (20,037)    (387,197)
 Capital gain
  distributions............    38,096      89,038    15,119    10,764     192,986
                             --------   ---------   -------  --------    --------
Net realized and unrealized
 gain (loss) on
 investments...............    67,839    (310,198)  (90,448)  (11,510)   (208,185)
                             --------   ---------   -------  --------    --------
Increase (decrease) in net
 assets from operations....  $ 67,400    (332,989)  (93,049)  (10,100)   (236,631)
                             ========   =========   =======  ========    ========

                                                           Variable Insurance
                                                            Products Fund III
                                                         ------------------------
                                                         Growth &      Growth
                                                          Income    Opportunities
                                                         Portfolio    Portfolio
                                                         ---------  -------------
Investment income:
 Income -- Ordinary dividends..........................  $  2,236        6,515
 Expenses -- Mortality and expense risk charges and
  administrative expenses (note 3).....................     7,698        9,493
                                                         --------     --------
Net investment income (expense)........................    (5,462)      (2,978)
                                                         --------     --------
Net realized and unrealized gain (loss) on investments:
 Net realized gain (loss)..............................   (4,471)      (16,224)
 Unrealized appreciation (depreciation)................  (26,978)     (155,771)
 Capital gain distributions............................    14,590       33,039
                                                         --------     --------
Net realized and unrealized gain (loss) on
 investments...........................................   (16,859)    (138,956)
                                                         --------     --------
Increase (decrease) in net assets from operations......  $(22,321)    (141,934)
                                                         ========     ========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                          Year ended December 31, 2000

                                    Oppenheimer Variable Account Funds
                            -----------------------------------------------------
                              High             Aggressive   Capital     Multiple
                             Income    Bond      Growth   Appreciation Strategies
                            Fund/VA   Fund/VA   Fund/VA     Fund/VA     Fund/VA
                            --------  -------  ---------- ------------ ----------
Investment income:
 Income -- Ordinary
  dividends...............  $ 28,777  36,092         --         307       5,851
 Expenses -- Mortality and
  expense risk charges and
  administrative expenses
  (note 3)................     4,415   9,771      15,468      8,227       2,717
                            --------  ------    --------    -------      ------
Net investment income
 (expense)................    24,362  26,321     (15,468)    (7,920)      3,134
                            --------  ------    --------    -------      ------
Net realized and
 unrealized gain (loss) on
 investments:
 Net realized gain
  (loss)..................    (7,283) (2,956)     (2,468)    (2,505)        384
 Unrealized appreciation
  (depreciation)..........   (35,385) 12,406    (539,911)   (92,758)     (4,991)
 Capital gain
  distributions...........       --      --       19,100     16,371       8,498
                            --------  ------    --------    -------      ------
Net realized and
 unrealized gain (loss) on
 investments..............   (42,668)  9,450    (523,279)   (78,892)      3,891
                            --------  ------    --------    -------      ------
Increase (decrease) in net
 assets from operations...  $(18,306) 35,771    (538,747)   (86,812)      7,025
                            ========  ======    ========    =======      ======

                                                   Federated Insurance Series
                                                  -----------------------------
                                                  American     High
                                                  Leaders   Income Bond Utility
                                                  Fund II     Fund II   Fund II
                                                  --------  ----------- -------
Investment income:
 Income -- Ordinary dividends.................... $ 2,718      22,028     7,531
 Expenses -- Mortality and expense risk charges
  and administrative expenses (note 3)...........   6,345       3,492     5,067
                                                  -------     -------   -------
Net investment income (expense)..................  (3,627)     18,536     2,464
                                                  -------     -------   -------
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain (loss)........................  (3,648)     (7,077)     (649)
 Unrealized appreciation (depreciation)..........  18,395     (42,272)  (53,694)
 Capital gain distributions......................   8,225         --      5,006
                                                  -------     -------   -------
Net realized and unrealized gain (loss) on
 investments.....................................  22,972     (49,349)  (49,337)
                                                  -------     -------   -------
Increase (decrease) in net assets from
 operations...................................... $19,345     (30,813)  (46,873)
                                                  =======     =======   =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                          Year ended December 31, 2000

                                                       Janus Aspen Series
                         -----------------------------------------------------------------------------------
                                    Aggressive              Worldwide   Flexible  International   Capital
                         Balanced     Growth      Growth      Growth     Income      Growth     Appreciation
                         Portfolio  Portfolio   Portfolio   Portfolio   Portfolio   Portfolio    Portfolio
                         ---------  ----------  ----------  ----------  --------- ------------- ------------
Investment income:
 Income -- Ordinary
  dividends............. $  48,457         --        3,000       6,626    1,695        7,710         31,467
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses (note 3).....    60,129      89,262      44,349      47,239    1,223       23,165         78,032
                         ---------  ----------  ----------  ----------   ------     --------     ----------
Net investment income
 (expense)..............   (11,672)    (89,262)    (41,349)    (40,613)     472      (15,455)       (46,565)
                         ---------  ----------  ----------  ----------   ------     --------     ----------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................     7,453     107,084      10,970      40,200   (1,062)      (4,035)        92,586
 Unrealized appreciation
  (depreciation)........  (645,146) (3,844,634) (1,012,431) (1,190,191)   1,390     (639,252)    (1,485,680)
 Capital gain
  distributions.........   459,875     788,112     267,474     300,416    3,555       82,813         45,609
                         ---------  ----------  ----------  ----------   ------     --------     ----------
Net realized and
 unrealized gain (loss)
 on investments.........  (177,818) (2,949,438)   (733,987)   (849,575)   3,883     (560,474)    (1,347,485)
                         ---------  ----------  ----------  ----------   ------     --------     ----------
Increase (decrease) in
 net assets from
 operations............. $(189,490) (3,038,700)   (775,336)   (890,188)   4,355     (575,929)    (1,394,050)
                         =========  ==========  ==========  ==========   ======     ========     ==========

                                                               PBHG Insurance
                                     Alger American Fund      Series Fund, Inc.
                                   ------------------------  --------------------
                                                               PBHG
                                       Small      LargeCap   Large Cap    PBHG
                                   Capitalization  Growth     Growth    Growth II
                                     Portfolio    Portfolio  Portfolio  Portfolio
                                   -------------- ---------  ---------  ---------
Investment income:
 Income -- Ordinary dividends.....   $     --          --         --         --
 Expenses -- Mortality and expense
  risk charges and administrative
  expenses (note 3)...............      10,534      13,426      8,413     10,794
                                     ---------    --------   --------   --------
Net investment income (expense)...     (10,534)    (13,426)    (8,413)   (10,794)
                                     ---------    --------   --------   --------
Net realized and unrealized gain
 (loss) on investments:
 Net realized gain (loss).........     (41,574)     11,334       (349)    21,523
 Unrealized appreciation
  (depreciation)..................    (500,225)   (329,907)  (182,284)  (372,036)
 Capital gain distributions.......     242,875     122,367     20,225     21,546
                                     ---------    --------   --------   --------
Net realized and unrealized gain
 (loss) on investments............    (298,924)   (196,206)  (162,408)  (328,967)
                                     ---------    --------   --------   --------
Increase (decrease) in net assets
 from operations..................   $(309,458)   (209,632)  (170,821)  (339,761)
                                     =========    ========   ========   ========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

              Year ended December 31, 2000, Except as listed below

                          Goldman Sachs Variable    Salomon Brothers Variable
                             Insurance Trust             Series Fund Inc.
                          ------------------------  --------------------------
                           Growth and    Mid Cap    Strategic           Total
                             Income       Value       Bond    Investors Return
                              Fund        Fund       Fund-a)   Fund-b)  Fund-c)
                          ------------  ----------  --------- --------- ------
Investment income:
 Income -- Ordinary
  dividends..............  $     1,306       6,658     457        454     951
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses (note 3)......        3,403       7,308      42        195     219
                           -----------  ----------    ----      -----   -----
Net investment income
 (expense)...............       (2,097)       (650)    415        259     732
                           -----------  ----------    ----      -----   -----
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss).................         (122)     (2,036)    --          11      70
 Unrealized appreciation
  (depreciation).........      (15,562)    153,996    (222)      (335)    322
 Capital gain
  distributions..........          --       21,504     --       1,911     --
                           -----------  ----------    ----      -----   -----
Net realized and
 unrealized gain (loss)
 on investments..........      (15,684)    173,464    (222)     1,587     392
                           -----------  ----------    ----      -----   -----
Increase (decrease) in
 net assets from
 operations..............     $(17,781)    172,814     193      1,846   1,124
                           ===========  ==========    ====      =====   =====

-a) Reflects period covering August 9, 2000 to December 31, 2000.

-b) Reflects period covering May 15, 2000 to December 31, 2000.

-c) Reflects period covering April 28, 2000 to December 31, 2000.

                See accompanying notes to financial statements.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                      Statements of Changes in Net Assets

                                          GE Investments Funds, Inc.
                          ----------------------------------------------------------
                              S&P 500 Index Fund            Money Market Fund
                          --------------------------- ------------------------------
                                        Period from
                           Year ended  May 6, 1999 to  Year ended     Period from
                          December 31,  December 31,  December 31, April 29, 1999 to
                              2000          1999          2000     December 31, 1999
                          ------------ -------------- ------------ -----------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............   $  (10,939)       6,930        134,805          6,992
 Net realized gain
  (loss)................       16,937       11,914            --             --
 Unrealized appreciation
  (depreciation) on
  investments...........     (735,988)     130,724            --             --
 Capital gain
  distributions.........      120,420       20,428            --             --
                           ----------    ---------     ----------      ---------
 Increase (decrease) in
  net assets from
  operations............     (609,570)     169,996        134,805          6,992
                           ----------    ---------     ----------      ---------
From capital
 transactions:
 Net premiums...........    3,376,266    1,916,894      4,621,125      1,884,687
 Transfers (to) from the
  general account of GE
  Capital Life:
 Death Benefits.........          --           --             --             --
 Surrenders.............     (235,529)      (4,344)       (78,709)          (207)
 Administrative expenses
  (note 3)..............         (516)         --             (97)           --
 Transfer gain (loss)
  and transfer fees
  (note 3)..............        1,738          236          2,540          1,697
 Transfers (to) from the
  Guarantee Account.....    1,273,227      106,565         80,694        (51,805)
 Interfund transfers....      240,690        6,440     (2,001,589)      (137,227)
                           ----------    ---------     ----------      ---------
 Increase (decrease) in
  net assets from
  capital transactions..    4,655,876    2,025,791      2,623,964      1,697,145
                           ----------    ---------     ----------      ---------
Increase (decrease) in
 net assets.............    4,046,306    2,195,787      2,758,769      1,704,137
Net assets at beginning
 of year................    2,195,787          --       1,704,137            --
                           ----------    ---------     ----------      ---------
Net assets at end of
 year...................   $6,242,093    2,195,787      4,462,906      1,704,137
                           ==========    =========     ==========      =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                     GE Investments Funds, Inc. (continued)
                          ------------------------------------------------------------
                               Total Return Fund          International Equity Fund
                          ---------------------------- -------------------------------
                                         Period from
                           Year ended  May 26, 1999 to  Year ended     Period from
                          December 31,  December 31,   December 31, August 26, 1999 to
                              2000          1999           2000     December 31, 1999
                          ------------ --------------- ------------ ------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............    $  6,359        1,503            (23)             (3)
 Net realized gain
  (loss)................         164           61            407             292
 Unrealized appreciation
  (depreciation) on
  investments...........     (10,084)         399        (33,555)          1,782
 Capital gain
  distributions.........      14,338        2,092         23,490           1,639
                            --------       ------        -------          ------
 Increase (decrease) in
  net assets from
  operations............      10,057        4,055         (9,681)          3,710
                            --------       ------        -------          ------
From capital
 transactions:
 Net premiums...........     144,891       78,294        136,504          23,207
 Transfers (to) from the
  general account of GE
  Capital Life:
 Death Benefits.........         --           --             --              --
 Surrenders.............      (6,142)        (208)        (3,081)            --
 Administrative expenses
  (note 3)..............         (78)         --             --              --
 Transfer gain (loss)
  and transfer fees
  (note 3)..............         233          (92)           430              61
 Transfers (to) from the
  Guarantee Account.....      97,456        5,388          7,584             --
 Interfund transfers....      50,269        1,017            --              --
                            --------       ------        -------          ------
 Increase (decrease) in
  net assets from
  capital transactions..     286,629       84,399        141,437          23,268
                            --------       ------        -------          ------
Increase (decrease) in
 net assets.............     296,686       88,454        131,756          26,978
Net assets at beginning
 of year................      88,454          --          26,978             --
                            --------       ------        -------          ------
Net assets at end of
 year...................    $385,140       88,454        158,734          26,978
                            ========       ======        =======          ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                   GE Investments Funds, Inc. (continued)
                          ---------------------------------------------------------
                          Real Estate Securities Fund       Global Income Fund
                          ---------------------------- ----------------------------
                                         Period from                  Period from
                           Year ended  July 9, 1999 to  Year ended  May 14, 1999 to
                          December 31,  December 31,   December 31,  December 31,
                              2000          1999           2000          1999
                          ------------ --------------- ------------ ---------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............    $ 2,250            89         (1,164)          556
 Net realized gain
  (loss)................        517            (1)        (1,083)         (573)
 Unrealized appreciation
  (depreciation) on
  investments...........      3,393          (243)         1,374        (1,054)
 Capital gain
  distributions.........        263             5            --             68
                            -------         -----        -------        ------
 Increase (decrease) in
  net assets from
  operations............      6,423          (150)          (873)       (1,003)
                            -------         -----        -------        ------
From capital
 transactions:
 Net premiums...........     28,909         2,000         51,414        64,472
 Transfers (to) from the
  general account of GE
  Capital Life:
 Death Benefits.........        --            --             --            --
 Surrenders.............     (1,436)          --            (780)         (204)
 Administrative expenses
  (note 3)..............         (2)          --             (13)          --
 Transfer gain (loss)
  and transfer fees
  (note 3)..............         61             1             77           (65)
 Transfers (to) from the
  Guarantee Account.....     12,620           --           8,827           --
 Interfund transfers....     27,024           --            (737)          --
                            -------         -----        -------        ------
 Increase (decrease) in
  net assets from
  capital transactions..     67,176         2,001         58,788        64,203
                            -------         -----        -------        ------
Increase (decrease) in
 net assets.............     73,599         1,851         57,915        63,200
Net assets at beginning
 of year................      1,851           --          63,200           --
                            -------         -----        -------        ------
Net assets at end of
 year...................    $75,450         1,851        121,115        63,200
                            =======         =====        =======        ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                   GE Investments Funds, Inc. (continued)
                          ---------------------------------------------------------
                           Mid-Cap Value Equity Fund           Income Fund
                          ---------------------------- ----------------------------
                                         Period from                  Period from
                           Year ended  May 14, 1999 to  Year ended  May 14, 1999 to
                          December 31,  December 31,   December 31,  December 31,
                              2000          1999           2000          1999
                          ------------ --------------- ------------ ---------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............    $    279           398        16,937          7,419
 Net realized gain
  (loss)................      (1,325)          299          (100)        (1,204)
 Unrealized appreciation
  (depreciation) on
  investments...........      14,457           637         6,490         (6,432)
 Capital gain
  distributions.........      13,107           --            --             257
                            --------       -------       -------        -------
 Increase (decrease) in
  net assets from
  operations............      26,518         1,334        23,327             40
                            --------       -------       -------        -------
From capital
 transactions:
 Net premiums...........     212,889       130,953        86,216        155,833
 Transfers (to) from the
  general account of GE
  Capital Life:
 Death Benefits.........         --            --            --             --
 Surrenders.............     (14,189)          --         (7,952)           --
 Administrative expenses
  (note 3)..............         (52)          --            (30)           --
 Transfer gain (loss)
  and transfer fees
  (note 3)..............       9,210            15           (21)            64
 Transfers (to) from the
  Guarantee Account.....      45,778           --         85,949         17,167
 Interfund transfers....     (16,074)      (13,084)       25,926        (12,000)
                            --------       -------       -------        -------
 Increase (decrease) in
  net assets from
  capital transactions..     237,562       117,884       190,088        161,064
                            --------       -------       -------        -------
Increase (decrease) in
 net assets.............     264,080       119,218       213,415        161,104
Net assets at beginning
 of year................     119,218           --        161,104            --
                            --------       -------       -------        -------
Net assets at end of
 year...................    $383,298       119,218       374,519        161,104
                            ========       =======       =======        =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                      GE Investments Funds, Inc. (continued)
                                   --------------------------------------------
                                                                Premier Growth
                                         U.S. Equity Fund         Equity Fund
                                   ---------------------------- ---------------
                                                  Period from     Period from
                                    Year ended  June 2, 1999 to May 12, 2000 to
                                   December 31,  December 31,    December 31,
                                       2000          1999            2000
                                   ------------ --------------- ---------------
Increase (decrease) in net assets
From operations:
 Net investment income
  (expense)......................    $ (1,968)           67            (451)
 Net realized gain (loss)........         267        (2,044)            (30)
 Unrealized appreciation
  (depreciation) on investments..     (37,537)        5,225         (16,709)
 Capital gain distributions......      29,784        15,120          10,698
                                     --------       -------         -------
 Increase (decrease) in net
  assets from operations.........      (9,454)       18,368          (6,492)
                                     --------       -------         -------
From capital transactions:
 Net premiums....................     218,273       207,811         222,717
 Transfers (to) from the general
  account of GE Capital Life:
 Death Benefits..................         --            --              --
 Surrenders......................     (31,076)       (1,558)           (551)
 Administrative expenses (note
  3).............................         (75)          --              --
 Transfer gain (loss) and
  transfer fees (note 3).........        (648)          423            (127)
 Transfers (to) from the
  Guarantee Account..............     147,317        (3,965)         59,075
 Interfund transfers.............      28,624       107,802             --
                                     --------       -------         -------
 Increase (decrease) in net
  assets from capital
  transactions...................     362,415       310,513         281,114
                                     --------       -------         -------
Increase (decrease) in net
 assets..........................     352,961       328,881         274,622
Net assets at beginning of year..     328,881           --              --
                                     --------       -------         -------
Net assets at end of year........    $681,842       328,881         274,622
                                     ========       =======         =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                   Variable Insurance Products Fund
                         -------------------------------------------------------------------------------------
                           Equity-Income Portfolio         Growth Portfolio            Overseas Portfolio
                         ---------------------------- --------------------------- ----------------------------
                                        Period from                 Period from                  Period from
                          Year ended  May 13, 1999 to  Year ended  May 6, 1999 to  Year ended  May 14, 1999 to
                         December 31,  December 31,   December 31,  December 31,  December 31,  December 31,
                             2000          1999           2000          1999          2000          1999
                         ------------ --------------- ------------ -------------- ------------ ---------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $     (439)      (1,725)       (22,791)      (2,299)       (2,601)          (737)
 Net realized gain
  (loss)................     (14,553)      (2,045)           693        1,438        (5,598)           872
 Unrealized appreciation
  (depreciation) on
  investments...........      44,296       (1,822)      (399,929)      99,641       (99,969)        29,565
 Capital gain
  distributions.........      38,096          828         89,038          --         15,119            --
                          ----------      -------      ---------      -------       -------        -------
  Increase (decrease) in
   net assets from
   operations...........      67,400       (4,764)      (332,989)      98,780       (93,049)        29,700
                          ----------      -------      ---------      -------       -------        -------
From capital
 transactions:
 Net premiums...........     387,451      514,343      1,501,166      576,159       419,747        106,047
 Transfers (to) from the
  general account of GE
  Capital Life:
  Death Benefits........         --           --             --           --            --             --
  Surrenders............     (31,554)      (8,408)       (49,377)      (5,067)      (15,436)
  Administrative
   expenses (note 3)....        (182)                       (237)                       (22)
  Transfer gain (loss)
   and transfer fees
   (note 3).............       3,149       (1,528)           303        1,736          (935)          (111)
 Transfers (to) from the
  Guarantee Account.....     132,429        8,767        427,963       15,479        21,322            --
 Interfund transfers....      31,437        1,314         19,497       19,310       (11,499)           --
                          ----------      -------      ---------      -------       -------        -------
  Increase (decrease) in
   net assets from
   capital
   transactions.........     522,730      514,488      1,899,315      607,617       413,177        105,936
                          ----------      -------      ---------      -------       -------        -------
Increase (decrease) in
 net assets.............     590,130      509,724      1,566,326      706,397       320,128        135,636
Net assets at beginning
 of year................     509,724          --         706,397          --        135,636            --
                          ----------      -------      ---------      -------       -------        -------
Net assets at end of
 year...................  $1,099,854      509,724      2,272,723      706,397       455,764        135,636
                          ==========      =======      =========      =======       =======        =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                   Variable Insurance Products Fund II
                         --------------------------------------------------------
                           Asset Manager Portfolio       Contrafund Portfolio
                         ---------------------------- ---------------------------
                                        Period from                 Period from
                          Year ended  June 7, 1999 to  Year ended  May 6, 1999 to
                         December 31,  December 31,   December 31,  December 31,
                             2000          1999           2000          1999
                         ------------ --------------- ------------ --------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............   $  1,410          (545)       (28,446)       (4,439)
 Net realized gain
  (loss)................     (2,237)          358        (13,974)       22,338
 Unrealized appreciation
  (depreciation) on
  investments...........    (20,037)        6,464       (387,197)      114,054
 Capital gain
  distributions.........     10,764           --         192,986           --
                           --------       -------      ---------     ---------
  Increase (decrease) in
   net assets from
   operations...........    (10,100)        6,277       (236,631)      131,953
                           --------       -------      ---------     ---------
From capital
 transactions:
 Net premiums...........    192,881       114,263      1,661,934     1,104,259
 Transfers (to) from the
  general account of GE
  Capital Life:
  Death Benefits........        --            --             --            --
  Surrenders............     (2,010)          --         (87,313)      (11,919)
  Administrative
   expenses (note 3)....        (53)          --            (385)          --
  Transfer gain (loss)
   and transfer fees
   (note 3).............     (4,776)           15           (444)          220
 Transfers (to) from the
  Guarantee Account.....     30,011           --         542,934        35,713
 Interfund transfers....    (36,930)          --         108,312        32,493
                           --------       -------      ---------     ---------
  Increase (decrease) in
   net assets from
   capital
   transactions.........    179,123       114,278      2,225,038     1,160,766
                           --------       -------      ---------     ---------
Increase (decrease) in
 net assets.............    169,023       120,555      1,988,407     1,292,719
Net assets at beginning
 of year................    120,555           --       1,292,719           --
                           --------       -------      ---------     ---------
Net assets at end of
 year...................   $289,578       120,555      3,281,126     1,292,719
                           ========       =======      =========     =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                    Variable Insurance Products Fund III
                         -----------------------------------------------------------
                                                            Growth Opportunities
                           Growth & Income Portfolio             Portfolio
                         ------------------------------ ----------------------------
                                                                       Period from
                          Year ended     Period from     Year ended  May 11, 1999 to
                         December 31, April 12, 1999 to December 31,  December 31,
                             2000     December 31, 1999     2000          1999
                         ------------ ----------------- ------------ ---------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............   $ (5,462)          (795)         (2,978)       (2,161)
 Net realized gain
  (loss)................     (4,471)           649         (16,224)       (1,607)
 Unrealized appreciation
  (depreciation) on
  investments...........    (26,978)         6,182        (155,771)       15,807
 Capital gain
  distributions.........     14,590            --           33,039           --
                           --------        -------        --------       -------
  Increase (decrease) in
   net assets from
   operations...........    (22,321)         6,036        (141,934)       12,039
                           --------        -------        --------       -------
From capital
 transactions:
 Net premiums...........    706,511        162,340         327,326       481,850
 Transfers (to) from the
  general account of GE
  Capital Life:
  Death Benefits........        --             --              --            --
  Surrenders............    (91,363)        (7,583)        (30,882)       (4,423)
  Administrative
   expenses (note 3)....       (102)           --             (106)          --
  Transfer gain (loss)
   and transfer fees
   (note 3).............        537           (143)           (780)       (4,683)
 Transfers (to) from the
  Guarantee Account.....    152,952         13,141         111,039         6,866
 Interfund transfers....     32,939        (21,570)         25,025       (19,575)
                           --------        -------        --------       -------
  Increase (decrease) in
   net assets from
   capital
   transactions.........    801,474        146,185         431,622       460,035
                           --------        -------        --------       -------
Increase (decrease) in
 net assets.............    779,153        152,221         289,688       472,074
Net assets at beginning
 of year................    152,221            --          472,074           --
                           --------        -------        --------       -------
Net assets at end of
 year...................   $931,374        152,221         761,762       472,074
                           ========        =======        ========       =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                   Oppenheimer Variable Account Funds
                          ------------------------------------------------------------------------------------
                              High Income Fund/VA             Bond Fund/VA          Aggressive Growth Fund/VA
                          ---------------------------- --------------------------- ---------------------------
                                         Period from                 Period from                 Period from
                           Year ended  May 21, 1999 to  Year ended  May 6, 1999 to  Year ended  May 5, 1999 to
                          December 31,  December 31,   December 31,  December 31,  December 31,  December 31,
                              2000          1999           2000          1999          2000          1999
                          ------------ --------------- ------------ -------------- ------------ --------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............    $ 24,362          (698)        26,321       (1,470)       (15,468)        (513)
 Net realized gain
  (loss)................      (7,283)        1,328         (2,956)         183         (2,468)       7,258
 Unrealized appreciation
  (depreciation) on
  investments...........     (35,385)        1,216         12,406        1,010       (539,911)      39,274
 Capital gain
  distributions.........         --            --             --           --          19,100          --
                            --------       -------      ---------      -------      ---------      -------
 Increase (decrease) in
  net assets from
  operations............     (18,306)        1,846         35,771         (277)      (538,747)      46,019
                            --------       -------      ---------      -------      ---------      -------
From capital
 transactions:
 Net premiums...........     255,044       155,654        440,975      397,881      1,531,110      113,307
 Transfers (to) from the
  general account of GE
  Capital Life:
 Death Benefits.........         --            --             --           --             --           --
 Surrenders.............     (47,978)         (204)       (51,680)        (204)       (28,493)         --
 Administrative expenses
  (note 3)..............         (43)          --             (56)         --            (192)         --
 Transfer gain (loss)
  and transfer fees
  (note 3)..............         144           (15)           (62)         142          5,597        1,053
 Transfers (to) from the
  Guarantee Account.....      61,178         7,348         98,068       25,543        246,051        2,988
 Interfund transfers....     (12,651)       12,305         65,394        5,185        227,554      (14,376)
                            --------       -------      ---------      -------      ---------      -------
 Increase (decrease) in
  net assets from
  capital transactions..     255,694       175,088        552,639      428,547      1,981,627      102,972
                            --------       -------      ---------      -------      ---------      -------
Increase (decrease) in
 net assets.............     237,388       176,934        588,410      428,270      1,442,880      148,991
Net assets at beginning
 of year................     176,934           --         428,270          --         148,991          --
                            --------       -------      ---------      -------      ---------      -------
Net assets at end of
 year...................    $414,322       176,934      1,016,680      428,270      1,591,871      148,991
                            ========       =======      =========      =======      =========      =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                Oppenheimer Variable Account Funds (continued)
                          -----------------------------------------------------------
                           Capital Appreciation Fund/VA  Multiple Strategies Fund/VA
                          ------------------------------ ----------------------------
                                                                        Period from
                           Year ended     Period from     Year ended  May 14, 1999 to
                          December 31, April 23, 1999 to December 31,  December 31,
                              2000     December 31, 1999     2000          1999
                          ------------ ----------------- ------------ ---------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............   $   (7,920)         (477)         3,134          (220)
 Net realized gain
  (loss)................       (2,505)          265            384           281
 Unrealized appreciation
  (depreciation) on
  investments...........      (92,758)       18,271         (4,991)        2,132
 Capital gain
  distributions.........       16,371           --           8,498           --
                           ----------       -------        -------        ------
 Increase (decrease) in
  net assets from
  operations............      (86,812)       18,059          7,025         2,193
                           ----------       -------        -------        ------
From capital
 transactions:
 Net premiums...........      793,660        82,368        172,491        48,280
 Transfers (to) from the
  general account of GE
  Capital Life:
 Death Benefits.........          --            --             --            --
 Surrenders.............      (24,926)          --          (3,560)       (1,047)
 Administrative expenses
  (note 3)..............          (43)          --             (46)          --
 Transfer gain (loss)
  and transfer fees
  (note 3)..............         (314)         (390)          (678)           59
 Transfers (to) from the
  Guarantee Account.....      211,272           208         50,978         1,488
 Interfund transfers....       78,177           --          40,796           --
                           ----------       -------        -------        ------
 Increase (decrease) in
  net assets from
  capital transactions..    1,057,826        82,186        259,981        48,780
                           ----------       -------        -------        ------
Increase (decrease) in
 net assets.............      971,014       100,245        267,006        50,973
Net assets at beginning
 of year................      100,245           --          50,973           --
                           ----------       -------        -------        ------
Net assets at end of
 year...................   $1,071,259       100,245        317,979        50,973
                           ==========       =======        =======        ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                         Federated Insurance Series
                          ----------------------------------------------------------------------------------------
                             American Leaders Fund II      High Income Bond Fund II         Utility Fund II
                          ------------------------------ ---------------------------- ----------------------------
                                                                        Period from                  Period from
                           Year ended     Period from     Year ended  May 11, 1999 to  Year ended  July 8, 1999 to
                          December 31, April 23, 1999 to December 31,  December 31,   December 31,  December 31,
                              2000     December 31, 1999     2000          1999           2000          1999
                          ------------ ----------------- ------------ --------------- ------------ ---------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............    $ (3,627)        (1,030)        18,536           (792)        2,464         (1,059)
 Net realized gain
  (loss)................      (3,648)        (2,562)        (7,077)          (137)         (649)          (314)
 Unrealized appreciation
  (depreciation) on
  investments...........      18,395          3,572        (42,272)         1,251       (53,694)           356
 Capital gain
  distributions.........       8,225            --             --             --          5,006            --
                            --------        -------        -------        -------       -------        -------
 Increase (decrease) in
  net assets from
  operations............      19,345            (20)       (30,813)           322       (46,873)        (1,017)
                            --------        -------        -------        -------       -------        -------
From capital
 transactions:
 Net premiums...........     522,124        203,647         83,632        190,800       285,303        236,827
 Transfers (to) from the
  general account of GE
  Capital Life:
 Death Benefits.........         --             --             --             --         (3,769)           --
 Surrenders.............     (23,904)           --          (2,394)           --        (21,412)           --
 Administrative expenses
  (note 3)..............         (70)           --             (28)           --            (38)           --
 Transfer gain (loss)
  and transfer fees
  (note 3)..............      (1,611)           (97)           221            (67)         (327)           586
 Transfers (to) from the
  Guarantee Account.....      91,916          2,977         18,785          4,096        64,897          4,773
 Interfund transfers....     (30,026)        19,610         28,266            --        (27,247)           --
                            --------        -------        -------        -------       -------        -------
 Increase (decrease) in
  net assets from
  capital transactions..     558,429        226,137        128,482        194,829       297,407        242,186
                            --------        -------        -------        -------       -------        -------
Increase (decrease) in
 net assets.............     577,774        226,117         97,669        195,151       250,534        241,169
Net assets at beginning
 of year................     226,117            --         195,151            --        241,169            --
                            --------        -------        -------        -------       -------        -------
Net assets at end of
 year...................    $803,891        226,117        292,820        195,151       491,703        241,169
                            ========        =======        =======        =======       =======        =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                               Janus Aspen Series
                          -------------------------------------------------------------
                                Balanced Portfolio        Aggressive Growth Portfolio
                          ------------------------------ ------------------------------
                                          Period from                    Period from
                           Year ended  April 12, 1999 to  Year ended  April 23, 1999 to
                          December 31,   December 31,    December 31,   December 31,
                              2000           1999            2000           1999
                          ------------ ----------------- ------------ -----------------
Increase (decrease) in
net assets
From operations:
 Net investment income
  (expense).............   $  (11,672)        19,928         (89,262)        (8,000)
 Net realized gain
  (loss)................        7,453         33,494         107,084        130,943
 Unrealized appreciation
  (depreciation) on
  investments...........     (645,146)       207,622      (3,844,634)       881,865
 Capital gain
  distributions.........      459,875            --          788,112          1,024
                           ----------      ---------      ----------      ---------
 Increase (decrease) in
  net assets from
  operations............     (189,490)       261,044      (3,038,700)     1,005,832
                           ----------      ---------      ----------      ---------
From capital
 transactions:
 Net premiums...........    2,592,620      2,220,553       5,044,265      2,262,136
 Transfers (to) from the
  general account of GE
  Capital Life:
 Death Benefits.........      (22,159)           --          (18,763)           --
 Surrenders.............     (213,197)       (14,752)       (403,123)        (6,944)
 Administrative expenses
  (note 3)..............         (741)           --             (812)           --
 Transfer gain (loss)
  and transfer fees
  (note 3)..............       (2,520)          (272)         31,955         (1,889)
 Transfers (to) from the
  Guarantee Account.....      857,154        131,476         845,912          7,412
 Interfund transfers....       62,170          6,877         516,142       (158,267)
                           ----------      ---------      ----------      ---------
 Increase (decrease) in
  net assets from
  capital transactions..    3,273,327      2,343,882       6,015,576      2,102,448
                           ----------      ---------      ----------      ---------
Increase (decrease) in
 net assets.............    3,083,837      2,604,926       2,976,876      3,108,280
Net assets at beginning
 of year................    2,604,926            --        3,108,280            --
                           ----------      ---------      ----------      ---------
Net assets at end of
 year...................   $5,688,763      2,604,926       6,085,156      3,108,280
                           ==========      =========      ==========      =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                        Janus Aspen Series (continued)
                          ------------------------------------------------------------
                                Growth Portfolio          Worldwide Growth Portfolio
                          ----------------------------- ------------------------------
                                          Period from                   Period from
                           Year ended   May 11, 1999 to  Year ended  April 23, 1999 to
                          December 31,   December 31,   December 31,   December 31,
                              2000           1999           2000           1999
                          ------------  --------------- ------------ -----------------
Increase (decrease) in
net assets
From operations:
 Net investment income
  (expense).............  $   (41,349)        (2,372)       (40,613)        (3,776)
 Net realized gain
  (loss)................       10,970         21,250         40,200         26,067
 Unrealized appreciation
  (depreciation) on
  investments...........   (1,012,431)       159,025     (1,190,191)       310,611
 Capital gain
  distributions.........      267,474            193        300,416            --
                          -----------      ---------     ----------      ---------
 Increase (decrease) in
  net assets from
  operations............     (775,336)       178,096       (890,188)       332,902
                          -----------      ---------     ----------      ---------
From capital
 transactions:
 Net premiums...........    3,134,823      1,009,031      2,875,338      1,233,902
 Transfers (to) from the
  general account of GE
  Capital Life:
 Death Benefits.........       (4,276)           --         (22,309)           --
 Surrenders.............      (73,660)          (228)       (71,617)        (2,435)
 Administrative expenses
  (note 3)..............         (517)           --            (296)           --
 Transfer gain (loss)
  and transfer fees
  (note 3)..............       (7,310)         2,240          4,794            (19)
 Transfers (to) from the
  Guarantee Account.....      597,679         31,422        631,772         16,024
 Interfund transfers....     (137,936)        72,918        (24,707)        43,042
                          -----------      ---------     ----------      ---------
 Increase (decrease) in
  net assets from
  capital transactions..    3,508,803      1,115,383      3,392,975      1,290,514
                          -----------      ---------     ----------      ---------
Increase (decrease) in
 net assets.............    2,733,467      1,293,479      2,502,787      1,623,416
Net assets at beginning
 of year................    1,293,479            --       1,623,416            --
                          -----------      ---------     ----------      ---------
Net assets at end of
 year...................  $ 4,026,946      1,293,479      4,126,203      1,623,416
                          ===========      =========     ==========      =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                       Janus Aspen Series (continued)
                          ----------------------------------------------------------------------------------------
                                                           International Growth
                           Flexible Income Portfolio            Portfolio           Capital Appreciation Portfolio
                          ---------------------------- ---------------------------- ------------------------------
                                         Period from                  Period from
                           Year ended  May 21, 1999 to  Year ended  May 26, 1999 to  Year ended     Period from
                          December 31,  December 31,   December 31,  December 31,   December 31, April 29, 1999 to
                              2000          1999           2000          1999           2000     December 31, 1999
                          ------------ --------------- ------------ --------------- ------------ -----------------
Increase (decrease) in
net assets
From operations:
 Net investment income
  (expense).............    $   472         2,773         (15,455)         (831)        (46,565)        (9,366)
 Net realized gain
  (loss)................     (1,062)           70          (4,035)       14,943          92,586         48,923
 Unrealized appreciation
  (depreciation) on
  investments...........      1,390        (2,145)       (639,252)       82,593      (1,485,680)       686,260
 Capital gain
  distributions.........      3,555            98          82,813           --           45,609          5,942
                            -------        ------       ---------       -------      ----------      ---------
 Increase (decrease) in
  net assets from
  operations............      4,355           796        (575,929)       96,705      (1,394,050)       731,759
                            -------        ------       ---------       -------      ----------      ---------
From capital
 transactions:
 Net premiums...........     17,959        64,850       1,931,331       219,408       3,793,276      2,582,488
 Transfers (to) from the
  general account of GE
  Capital Life:
 Death Benefits.........     (2,564)          --              --            --          (19,637)           --
 Surrenders.............     (3,501)         (205)        (33,070)         (248)       (222,513)       (37,429)
 Administrative expenses
  (note 3)..............        (21)          --             (105)          --             (994)           --
 Transfer gain (loss)
  and transfer fees
  (note 3)..............        (21)            6           2,790           (18)         15,986         (2,697)
 Transfers (to) from the
  Guarantee Account.....     14,319         4,773         411,424           --          681,022         43,093
 Interfund transfers....     (1,990)          --          328,897         7,774        (146,050)        71,513
                            -------        ------       ---------       -------      ----------      ---------
 Increase (decrease) in
  net assets from
  capital transactions..     24,181        69,424       2,641,267       226,916       4,101,090      2,656,968
                            -------        ------       ---------       -------      ----------      ---------
Increase (decrease) in
 net assets.............     28,536        70,220       2,065,338       323,621       2,707,040      3,388,727
Net assets at beginning
 of year................     70,220           --          323,621           --        3,388,727            --
                            -------        ------       ---------       -------      ----------      ---------
Net assets at end of
 year...................    $98,756        70,220       2,388,959       323,621       6,095,767      3,388,727
                            =======        ======       =========       =======      ==========      =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                            Alger American Fund
                         ----------------------------------------------------------
                            Small Capitalization
                                  Portfolio            LargeCap Growth Portfolio
                         --------------------------- ------------------------------
                                       Period from
                          Year ended  May 6, 1999 to  Year ended     Period from
                         December 31,  December 31,  December 31, April 29, 1999 to
                             2000          1999          2000     December 31, 1999
                         ------------ -------------- ------------ -----------------
Increase (decrease) in
net assets
From operations:
 Net investment income
  (expense).............  $ (10,534)      (1,488)       (13,426)        (3,146)
 Net realized gain
  (loss)................    (41,574)      14,121         11,334         (1,623)
 Unrealized appreciation
  (depreciation) on
  investments...........   (500,225)      75,993       (329,907)       102,963
 Capital gain
  distributions.........    242,875          124        122,367          2,305
                          ---------      -------      ---------        -------
  Increase (decrease) in
   net assets from
   operations...........   (309,458)      88,750       (209,632)       100,499
                          ---------      -------      ---------        -------
From capital
 transactions:
 Net premiums...........    673,890      342,557        588,297        596,768
 Transfers (to) from the
  general account of GE
  Capital Life:
  Death Benefits........        --           --             --             --
  Surrenders............    (11,507)      (2,574)       (23,480)       (25,065)
  Administrative
   expenses (note 3)....        (77)         --             (91)           --
  Transfer gain (loss)
   and transfer fees
   (note 3).............        299         (510)        (2,586)          (564)
 Transfers (to) from the
  Guarantee Account.....    136,675          900         59,798          2,000
 Interfund transfers....     36,063      (45,000)       (25,852)        18,593
                          ---------      -------      ---------        -------
  Increase (decrease) in
   net assets from
   capital
   transactions.........    835,343      295,373        596,086        591,732
                          ---------      -------      ---------        -------
Increase (decrease) in
 net assets.............    525,885      384,123        386,454        692,231
Net assets at beginning
 of year................    384,123          --         692,231            --
                          ---------      -------      ---------        -------
Net assets at end of
 year...................  $ 910,008      384,123      1,078,685        692,231
                          =========      =======      =========        =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                        PBHG Insurance Series Fund, Inc.
                         ---------------------------------------------------------------
                          PBHG Large Cap Growth Portfolio     PBHG Growth II Portfolio
                         ---------------------------------- ----------------------------
                                           Period from                     Period from
                          Year ended  September 21, 1999 to  Year ended  July 2, 1999 to
                         December 31,     December 31,      December 31,  December 31,
                             2000             1999              2000          1999
                         ------------ --------------------- ------------ ---------------
Increase (decrease) in
net assets
From operations:
 Net investment income
  (expense).............  $   (8,413)          (127)           (10,794)         (481)
 Net realized gain
  (loss)................        (349)         1,640             21,523           139
 Unrealized appreciation
  (depreciation) on
  investments...........    (182,284)        15,224           (372,036)       45,866
 Capital gain
  distributions.........      20,225            --              21,546           --
                          ----------         ------          ---------       -------
  Increase (decrease) in
   net assets from
   operations...........    (170,821)        16,737           (339,761)       45,524
                          ----------         ------          ---------       -------
From capital
 transactions:
 Net premiums...........     885,263         38,573            862,385        81,571
 Transfers (to) from the
  general account of GE
  Capital Life:
  Death Benefits........         --             --                 --            --
  Surrenders............        (886)           --                (793)          --
  Administrative
   expenses (note 3)....         (25)           --                 (82)          --
  Transfer gain (loss)
   and transfer fees
   (note 3).............       1,453             19               (364)          (12)
 Transfers (to) from the
  Guarantee Account.....     214,723          5,673            140,107           100
 Interfund transfers....     158,106          1,017            164,609        13,084
                          ----------         ------          ---------       -------
  Increase (decrease) in
   net assets from
   capital
   transactions.........   1,258,634         45,282          1,165,862        94,743
                          ----------         ------          ---------       -------
Increase (decrease) in
 net assets.............   1,087,813         62,019            826,101       140,267
Net assets at beginning
 of year................      62,019            --             140,267           --
                          ----------         ------          ---------       -------
Net assets at end of
 year...................  $1,149,832         62,019            966,368       140,267
                          ==========         ======          =========       =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                  Goldman Sachs Variable Insurance Trust
                         ---------------------------------------------------------
                            Growth and Income Fund         Mid Cap Value Fund
                         ---------------------------- ----------------------------
                                        Period from                  Period from
                          Year ended  May 14, 1999 to  Year ended  May 14, 1999 to
                         December 31,  December 31,   December 31,  December 31,
                             2000          1999           2000          1999
                         ------------ --------------- ------------ ---------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............   $ (2,097)         336           (650)           976
 Net realized gain
  (loss)................       (122)        (951)        (2,036)        (5,954)
 Unrealized appreciation
  (depreciation) on
  investments...........    (15,562)       2,324        153,996        (13,066)
 Capital gain
  distributions.........        --           --          21,504            --
                           --------       ------        -------        -------
  Increase (decrease) in
   net assets from
   operations...........    (17,781)       1,709        172,814        (18,044)
                           --------       ------        -------        -------
From capital
 transactions:
 Net premiums...........    259,268       64,621        307,826        278,409
 Transfers (to) from the
  general account of GE
  Capital Life:
  Death Benefits........        --           --             --             --
  Surrenders............    (19,209)         --         (26,666)           --
  Administrative
   expenses (note 3)....        (29)         --             (68)           --
  Transfer gain (loss)
   and transfer fees
   (note 3).............       (177)         265            355            680
 Transfers (to) from the
  Guarantee Account.....     37,358        1,488         81,489         15,173
 Interfund transfers....     35,947       (7,962)       123,139        (11,233)
                           --------       ------        -------        -------
  Increase (decrease) in
   net assets from
   capital
   transactions.........    313,158       58,412        486,075        283,029
                           --------       ------        -------        -------
Increase (decrease) in
 net assets.............    295,377       60,121        658,889        264,985
Net assets at beginning
 of year................     60,121          --         264,985            --
                           --------       ------        -------        -------
Net assets at end of
 year...................   $355,498       60,121        923,874        264,985
                           ========       ======        =======        =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                 Salomon Brothers Variable Series Fund Inc.
                             ---------------------------------------------------
                              Strategic Bond      Investors
                                   Fund             Fund       Total Return Fund
                             ----------------- --------------- -----------------
                                                 Period from
                                Period from    May 15, 2000 to    Period from
                             August 9, 2000 to  December 31,   April 28, 2000 to
                             December 31, 2000      2000       December 31, 2000
                             ----------------- --------------- -----------------
Increase (decrease) in net
 assets
From operations:
 Net investment income
  (expense)................       $  415              259              732
 Net realized gain (loss)..          --                11               70
 Unrealized appreciation
  (depreciation) on
  investments..............         (222)            (335)             322
 Capital gain
  distributions............          --             1,911              --
                                  ------           ------           ------
  Increase (decrease) in
   net assets from
   operations..............          193            1,846            1,124
                                  ------           ------           ------
From capital transactions:
 Net premiums..............        7,500           37,028           25,356
 Transfers (to) from the
  general account of GE
  Capital Life:
  Death Benefits...........          --               --               --
  Surrenders...............          --              (414)            (981)
  Administrative expenses
   (note 3)................          --               --               --
  Transfer gain (loss) and
   transfer fees (note 3)..          --               (35)              (2)
 Transfers (to) from the
  Guarantee Account........          --             7,924            7,314
 Interfund transfers.......          --            20,000           (1,715)
                                  ------           ------           ------
  Increase (decrease) in
   net assets from capital
   transactions............        7,500           64,503           29,972
                                  ------           ------           ------
Increase (decrease) in net
 assets....................        7,693           66,349           31,096
Net assets at beginning of
 year......................          --               --               --
                                  ------           ------           ------
Net assets at end of year..       $7,693           66,349           31,096
                                  ======           ======           ======

                See accompanying notes to financial statements.

                      GE Capital Life Separate Account II

                         Notes to Financial Statements

                               December 31, 2000

(1) Description of Entity

  GE Capital Life Separate Account II (the Account) is a separate investment account established in 1996 by GE Capital Life Assurance Company of New York (GE Capital Life) and is incorporated in New York. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account began selling flexible premium variable deferred annuities in 1999 and is used to fund certain benefits for flexible premium variable deferred annuity policies issued by GE Capital Life. GE Capital Life is a stock life insurance company incorporated in New York on February 23, 1988. GE Capital Life is a wholly-owned subsidiary of General Electric Capital Assurance Company. General Electric Capital Assurance Company is an indirect, wholly-owned subsidiary of General Electric Capital Corporation (GE Capital). GE Capital, a diversified financial services company, is a wholly-owned subsidiary of General Electric Company (GE), a New York corporation.

  In October 2000, the Alger American Fund changed the name of its Growth Portfolio to the LargeCap Growth Portfolio.

  In May 2000, GE Investments Funds, Inc. changed the name of its Value Equity Fund to the Mid-Cap Value Equity Fund.

  In February 2000, four new investment subdivisions were added to the Account. The Premier Growth Equity Fund invests solely in a designated portfolio of the GE Investments Funds, Inc. The Strategic Bond Fund, the Investors Fund, and the Total Return Fund each invest solely in a designated portfolio of the Salomon Brothers Variable Series Fund Inc. All designated portfolios described above are series type mutual funds.

(2) Summary of Significant Accounting Policies

 (a) Investments

  Investments are stated at fair value, which is based on the underlying net asset value per share of the respective portfolios or funds. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable year or period.

  The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2000 were:

                                                           Cost of    Proceeds
                                                            Shares      from
Fund/Portfolio                                             Acquired  Shares Sold
--------------                                            ---------- -----------
GE Investments Funds, Inc.:
 S&P 500 Index Fund...................................... $5,882,143 $1,125,179
 Money Market Fund.......................................  7,653,411  5,292,846
 Total Return Fund.......................................    354,212     46,760
 International Equity Fund...............................    179,180     14,216
 Real Estate Securities Fund.............................     69,353      3,692
 Global Income Fund......................................    101,447     43,839
 Mid-Cap Value Equity Fund...............................    346,107     95,486
 Income Fund.............................................    249,026     41,913
 U.S. Equity Fund........................................    491,881    101,518
 Premier Growth Equity Fund..............................    292,722      1,289
Variable Insurance Products Fund:
 Equity-Income Portfolio.................................    745,055    184,449
 Growth Portfolio........................................  2,382,298    416,540
 Overseas Portfolio......................................    557,241    140,069

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2000


(2) Summary of Significant Accounting Policies -- Continued

                                                           Cost of    Proceeds
                                                            Shares      from
Fund/Portfolio                                             Acquired  Shares Sold
--------------                                            ---------- -----------
Variable Insurance Products Fund II:
 Asset Manager Portfolio................................. $  271,715  $  80,337
 Contrafund Portfolio....................................  2,761,546    381,398
Variable Insurance Products Fund III:
 Growth & Income Portfolio...............................  1,218,025    407,118
 Growth Opportunties Portfolio...........................    624,947    163,172
Oppenheimer Variable Account Funds:
 High Income Fund/VA.....................................    447,426    175,300
 Bond Fund/VA............................................    742,367    163,146
 Aggressive Growth Fund/VA...............................  2,416,738    431,848
 Capital Appreciation Fund/VA............................  1,206,457    139,795
 Multiple Strategies Fund/VA.............................    342,577     70,854
Federated Insurance Series:
 American Leaders Fund II................................    743,377    180,137
 High Income Bond Fund II................................    215,669     68,618
 Utility Fund II.........................................    381,566     76,605
Janus Aspen Series:
 Balanced Portfolio......................................  4,448,025    727,730
 Aggressive Growth Portfolio.............................  8,932,444  2,227,951
 Growth Portfolio........................................  4,548,760    812,637
 Worldwide Growth Portfolio..............................  4,331,543    680,807
 Flexible Income Portfolio...............................    109,874     81,655
 International Growth Portfolio..........................  3,265,974    556,471
 Capital Appreciation Portfolio..........................  5,350,274  1,251,722
Alger American Fund:
 Small Capitalization Portfolio..........................  1,233,275    173,718
 LargeCap Growth Portfolio...............................  1,078,368    373,196
PBHG Insurance Series Fund, Inc.:
 PBHG Large Cap Growth Portfolio.........................  1,471,415    200,545
 PBHG Growth II Portfolio................................  1,597,492    420,529
Goldman Sachs Variable Insurance Trust:
 Growth and Income Fund..................................    359,056     47,878
 Mid Cap Value Fund......................................    640,337    133,162
Salomon Brothers Variable Series Fund Inc:
 Strategic Bond Fund.....................................      7,957         40
 Investors Fund..........................................     75,005      8,309
 Total Return Fund.......................................     33,978      3,263

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2000


(2) Summary of Significant Accounting Policies -- Continued

 (b) Capital Transactions

  The increase (decrease) in outstanding units from capital transactions for the years or lesser periods ended December 31, 2000 and 1999 are as follows:

                                                       GE Investments Funds, Inc.
                    -------------------------------------------------------------------------------------------------------
                    S&P 500   Money    Total   International Real Estate Global    Mid-Cap             U.S.      Premier
                     Index    Market   Return     Equity     Securities  Income  Value Equity Income  Equity  Growth Equity
                     Fund      Fund     Fund       Fund         Fund      Fund       Fund      Fund    Fund       Fund
                    -------  --------  ------  ------------- ----------- ------  ------------ ------  ------  -------------
Units outstanding
 at December 31,
 1998.............      --        --      --         --           --        --         --        --      --         --
                    -------  --------  ------     ------        -----    ------     ------    ------  ------     ------
From capital
 transactions:
 Net premiums.....  163,108   180,071   7,072      2,208          209     6,443     11,804    15,562  17,576        --
 Transfers (to)
  from the general
  account of GE
  Capital Life:
 Surrenders.......     (370)      (20)    (19)       --           --        (20)       --        --     (132)       --
 Transfers (to)
  from the
  Guarantee
  Account.........    9,068    (4,950)    487        --           --        --         --      1,714    (335)       --
 Interfund
  transfers.......      548   (13,111)     92        --           --        --      (1,179)   (1,198)  9,118        --
                    -------  --------  ------     ------        -----    ------     ------    ------  ------     ------
Net increase
 (decrease) in
 units from
 capital
 transactions.....  172,354   161,990   7,632      2,208          209     6,423     10,625    16,078  26,227        --
                    -------  --------  ------     ------        -----    ------     ------    ------  ------     ------
Units outstanding
 at December 31,
 1999.............  172,354   161,990   7,632      2,208          209     6,423     10,625    16,078  26,227        --
                    -------  --------  ------     ------        -----    ------     ------    ------  ------     ------
From capital
 transactions:
 Net premiums.....  273,230   428,354  12,389     12,469        2,721     5,389     19,923     8,234  17,587     22,237
 Transfers (to)
  from the general
  account of GE
  Capital Life:
  Death benefits..      --        --      --         --           --        --         --        --      --         --
  Surrenders......  (19,061)   (7,296)   (525)      (281)        (135)      (82)    (1,328)     (759) (2,504)       (55)
  Administrative
   expenses (note
   3).............      (42)       (9)     (7)       --           --         (1)        (5)       (3)     (6)       --
 Transfers (to)
  from the
  Guarantee
  Account.........  103,038     7,480   8,334        693        1,188       925      4,284     8,208  11,869      5,898
 Interfund
  transfers.......   19,478  (185,537)  4,299        --         2,544       (77)    (1,504)    2,476   2,306        --
                    -------  --------  ------     ------        -----    ------     ------    ------  ------     ------
Net increase
 (decrease) in
 units from
 capital
 transactions.....  376,643   242,992  24,490     12,881        6,318     6,154     21,370    18,156  29,252     28,080
                    -------  --------  ------     ------        -----    ------     ------    ------  ------     ------
Units outstanding
 at December 31,
 2000.............  548,997   404,982  32,122     15,089        6,527    12,577     31,995    34,234  55,479     28,080
                    =======  ========  ======     ======        =====    ======     ======    ======  ======     ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2000


(2) Summary of Significant Accounting Policies -- Continued

                               Variable Insurance        Variable Insurance    Variable Insurance
                                  Products Fund           Products Fund II      Products Fund III
                          ----------------------------- -------------------- -----------------------
                           Equity                         Asset              Growth &     Growth
                           Income    Growth   Overseas   Manager  Contrafund  Income   Opportunities
                          Portfolio Portfolio Portfolio Portfolio Portfolio  Portfolio   Portfolio
                          --------- --------- --------- --------- ---------- --------- -------------
Units outstanding at
 December 31, 1998......      --         --       --        --         --        --          --
                           ------    -------   ------    ------    -------    ------      ------
From capital
 transactions:
 Net premiums...........   47,976     44,397   10,084    10,584     92,901    14,434      43,432
 Transfers (to) from the
  general account of GE
  Capital Life:
  Surrenders............     (784)      (390)     --        --      (1,003)     (674)       (399)
 Transfers (to) from the
  Guarantee Account.....      818      1,193      --        --       3,005     1,168         619
 Interfund transfers....      123      1,488      --        --       2,734    (1,918)     (1,764)
                           ------    -------   ------    ------    -------    ------      ------
Net increase (decrease)
 in units from capital
 transactions...........   48,133     46,688   10,084    10,584     97,637    13,010      41,888
                           ------    -------   ------    ------    -------    ------      ------
Units outstanding at
 December 31, 1999......   48,133     46,688   10,084    10,584     97,637    13,010      41,888
                           ------    -------   ------    ------    -------    ------      ------
From capital
 transactions:
 Net premiums...........   36,559     98,379   32,832    17,048    128,094    62,406      30,835
 Transfers (to) from the
  general account of GE
  Capital Life:
  Death benefits........      --         --       --        --         --        --          --
  Surrenders............   (2,977)    (3,236)  (1,207)     (178)    (6,730)   (8,070)     (2,909)
  Administrative
   expenses (note 3)....      (17)       (16)      (2)       (5)       (30)       (9)        (10)
 Transfers (to) from the
  Guarantee Account.....   12,496     28,046    1,668     2,653     41,846    13,510      10,460
 Interfund transfers....    2,966      1,278     (899)   (3,264)     8,348     2,910       2,357
                           ------    -------   ------    ------    -------    ------      ------
Net increase (decrease)
 in units from capital
 transactions...........   49,027    124,451   32,392    16,254    171,528    70,747      40,733
                           ------    -------   ------    ------    -------    ------      ------
Units outstanding at
 December 31, 2000......   97,160    171,139   42,476    26,838    269,165    83,757      82,621
                           ======    =======   ======    ======    =======    ======      ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2000


(2) Summary of Significant Accounting Policies -- Continued

                                  Oppenheimer Variable Account Funds            Federated Insurance Series
                          ---------------------------------------------------- ----------------------------
                           High             Aggressive   Capital     Multiple  American    High
                          Income    Bond      Growth   Appreciation Strategies Leaders  Income Bond Utility
                          Fund/VA  Fund/VA   Fund/VA     Fund/VA     Fund/VA   Fund II    Fund II   Fund II
                          -------  -------  ---------- ------------ ---------- -------- ----------- -------
Units outstanding at
 December 31, 1998......     --       --         --          --          --        --        --        --
                          ------   ------    -------      ------      ------    ------    ------    ------
From capital
 transactions:
 Net premiums...........  16,215   40,178      9,290       6,840       4,613    18,504    19,575    21,569
 Transfers (to) from the
  general account of GE
  Capital Life:
 Surrenders.............     (21)     (21)       --          --         (100)      --        --        --
 Transfers (to) from the
  Guarantee Account.....     765    2,579        245          17         142       270       420       435
 Interfund transfers....   1,282      524     (1,179)        --          --      1,782       --        --
                          ------   ------    -------      ------      ------    ------    ------    ------
Net increase (decrease)
 in units from capital
 transactions...........  18,241   43,260      8,356       6,857       4,655    20,556    19,995    22,004
                          ------   ------    -------      ------      ------    ------    ------    ------
Units outstanding at
 December 31, 1999......  18,241   43,260      8,356       6,857       4,655    20,556    19,995    22,004
                          ------   ------    -------      ------      ------    ------    ------    ------
From capital
 transactions:
 Net premiums...........  26,691   43,782     72,542      50,733      15,232    48,293     8,782    26,798
 Transfers (to) from the
  general account of GE
  Capital Life:
 Death benefits.........     --       --         --          --          --        --        --       (354)
 Surrenders.............  (5,021)  (5,131)    (1,350)     (1,593)       (314)   (2,211)     (251)   (2,011)
 Administrative expenses
  (note 3)..............      (4)      (6)        (9)         (3)         (4)       (6)       (3)       (4)
 Transfers (to) from the
  Guarantee Account.....   6,403    9,737     11,658      13,505       4,502     8,502     1,973     6,096
 Interfund transfers....  (1,324)   6,493     10,781       4,997       3,603    (2,777)    2,969    (2,559)
                          ------   ------    -------      ------      ------    ------    ------    ------
Net increase (decrease)
 in units from capital
 transactions...........  26,745   54,875     93,622      67,639      23,019    51,801    13,470    27,966
                          ------   ------    -------      ------      ------    ------    ------    ------
Units outstanding at
 December 31, 2000......  44,986   98,135    101,978      74,496      27,674    72,357    33,465    49,970
                          ======   ======    =======      ======      ======    ======    ======    ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2000


(2) Summary of Significant Accounting Policies -- Continued

                                                 Janus Aspen Series                                 Alger American Fund
                    ----------------------------------------------------------------------------- ------------------------
                              Aggressive           Worldwide Flexible  International   Capital        Small      LargeCap
                    Balanced    Growth    Growth    Growth    Income      Growth     Appreciation Capitalization  Growth
                    Portfolio Portfolio  Portfolio Portfolio Portfolio   Portfolio    Portfolio     Portfolio    Portfolio
                    --------- ---------- --------- --------- --------- ------------- ------------ -------------- ---------
Units outstanding
 at December 31,
 1998.............       --        --         --        --       --           --           --            --          --
                     -------   -------    -------   -------    -----      -------      -------        ------      ------
From capital
 transactions:
 Net premiums.....   176,382   130,319     73,975    96,528    6,400       18,725      174,188        30,419      47,771
 Transfers (to)
  from the general
  account of GE
  Capital Life:
  Surrenders......    (1,172)     (400)       (17)     (190)     (20)         (21)      (2,525)         (229)     (2,006)
 Transfers (to)
  from the
  Guarantee
  Account.........    10,443       427      2,304     1,254      471          --         2,907            80         160
 Interfund
  transfers.......       546    (9,118)     5,346     3,367      --           663        4,823        (3,996)      1,488
                     -------   -------    -------   -------    -----      -------      -------        ------      ------
Net increase
 (decrease) in
 units from
 capital
 transactions.....   186,199   121,228     81,608   100,959    6,851       19,367      179,393        26,274      47,413
                     -------   -------    -------   -------    -----      -------      -------        ------      ------
Units outstanding
 at December 31,
 1999.............   186,199   121,228     81,608   100,959    6,851       19,367      179,393        26,274      47,413
                     -------   -------    -------   -------    -----      -------      -------        ------      ------
From capital
 transactions:
 Net premiums.....   186,633   195,359    196,176   176,225    1,739      112,082      204,833        48,805      39,797
 Transfers (to)
  from the general
  account of GE
  Capital Life:
  Death benefits..    (1,595)     (727)      (268)   (1,367)    (248)         --        (1,060)          --          --
  Surrenders......   (15,347)  (15,613)    (4,610)   (4,389)    (339)      (1,919)     (12,015)         (833)     (1,588)
  Administrative
   expenses
   (note 3).......       (53)      (31)       (32)      (18)      (2)          (6)         (54)           (6)         (6)
 Transfers (to)
  from the
  Guarantee
  Account.........    61,703    32,761     37,402    38,721    1,387       23,877       36,775         9,898       4,045
 Interfund
  transfers.......     4,475    19,990     (8,632)   (1,514)    (193)      19,087       (7,887)        2,612      (1,749)
                     -------   -------    -------   -------    -----      -------      -------        ------      ------
Net increase
 (decrease) in
 units from
 capital
 transactions.....   235,816   231,739    220,036   207,658    2,344      153,121      220,592        60,476      40,499
                     -------   -------    -------   -------    -----      -------      -------        ------      ------
Units outstanding
 at December 31,
 2000.............   422,015   352,967    301,644   308,617    9,195      172,488      399,985        86,750      87,912
                     =======   =======    =======   =======    =====      =======      =======        ======      ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2000


(2) Summary of Significant Accounting Policies -- Continued

                             PBHG Insurance    Goldman Sachs Variable        Salomon Brothers Variable
                           Series Fund, Inc.       Insurance Trust                Series Fund Inc.
                          -------------------- ---------------------------   --------------------------
                          PBHG Large   PBHG                     Mid Cap                          Total
                          Cap Growth Growth II  Growth and       Value       Strategic Investors Return
                          Portfolio  Portfolio  Income Fund      Fund        Bond Fund   Fund     Fund
                          ---------- --------- -------------   -----------   --------- --------- ------
Units outstanding at
 December 31, 1998......       --        --              --            --       --         --      --
                            ------    ------     -----------   -----------      ---      -----   -----
From capital
 transactions:
 Net premiums...........     3,049     6,071           6,743        27,796      --         --      --
 Transfers (to) from the
  general account of GE
  Capital Life:
  Surrenders............       --        --              --            --       --         --      --
 Transfers (to) from the
  Guarantee Account.....       448         7             155         1,515      --         --      --
 Interfund transfers....        80       974            (831)       (1,121)     --         --      --
                            ------    ------     -----------   -----------      ---      -----   -----
Net increase (decrease)
 in units from capital
 transactions...........     3,577     7,052           6,067        28,190      --         --      --
                            ------    ------     -----------   -----------      ---      -----   -----
Units outstanding at
 December 31, 1999......     3,577     7,052           6,067        28,190      --         --      --
                            ------    ------     -----------   -----------      ---      -----   -----
From capital
 transactions:
 Net premiums...........    45,562    38,518          26,542        30,324      727      3,202   2,427
 Transfers (to) from the
  general account of GE
  Capital Life:
  Death benefits........       --        --              --            --       --         --      --
  Surrenders............       (46)      (35)         (1,966)       (2,627)     --         (36)    (94)
  Administrative
   expenses (note 3)....        (1)       (4)             (3)           (7)     --         --      --
 Transfers (to) from the
  Guarantee Account.....    11,051     6,258           3,824         8,028      --         685     700
 Interfund transfers....     8,137     7,352           3,680        12,131      --       1,729    (164)
                            ------    ------     -----------   -----------      ---      -----   -----
Net increase (decrease)
 in units from capital
 transactions...........    64,703    52,089          32,077        47,849      727      5,580   2,869
                            ------    ------     -----------   -----------      ---      -----   -----
Units outstanding at
 December 31, 2000......    68,280    59,141          38,144        76,039      727      5,580   2,869
                            ======    ======     ===========   ===========      ===      =====   =====

 (c) Federal Income Taxes

  The Account is not taxed separately because the operations of the Account are part of the total operations of GE Capital Life. GE Capital Life is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Capital Life is included in the General Electric Capital Assurance Company consolidated federal income tax return. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

 (d) Use of Estimates

  Financial statements prepared in conformity with generally accepted in the United States of America accounting principles require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3) Related Party Transactions

  The premiums transferred from GE Capital Life to the Account represent gross premiums recorded by GE Capital Life on its flexible variable deferred annuity products. If a policy is surrendered or lapses during the first six years, a charge is made by GE Capital Life to cover the expenses of issuing the policy. In addition, surrender charges are assessed against payments made upon the maturity date if the maturity date occurs before the premium payments have been in the policy for seven years. Subject to certain limitations, the charge generally equals 6% of the premium withdrawn in the first four years, and this charge decreases 2% per year for every year thereafter.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2000


(3) Related Party Transactions -- Continued

  GE Capital Life will deduct a charge of $25 plus .15% per year from the Account for certain administrative charges. In addition, GE Capital Life charges the Account 1.25% for the mortality and expense (M&E) risk that GE Capital Life assumes. The basis points charged to cover administrative expenses and M&E charges are assessed through the daily unit value calculation. The stated dollar fee charged to cover certain other administrative expenses is assessed by surrendering units.

  Capital Brokerage Corporation, an affiliate of GE Capital Life, is a Washington Corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation serves as principal underwriter for variable life insurance policies and variable annuities issued by GE Capital Life.

  GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, .50% for the Money Market, Income, and Total Return Funds, 1.00% for the International Equity Fund, .85% for the Real Estate Securities Fund,
 .60% for the Global Income Fund, .55% for the U.S. Equity Fund and .65% for the Mid-Cap Value Equity and Premier Growth Equity Funds.

  Certain officers and directors of GE Capital Life are also officers and directors of Capital Brokerage Corporation.